Reserves - Disclosure of Detailed Information About Reserves Within Equity (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of reserves within equity [line items]
Opening balance	$ (2,006)
Transfers in	(420)	$ 757
Balance at the end of the period	(2,426)			$ (2,006)
Bendon Limited [Member]
Disclosure of reserves within equity [line items]
Opening balance	$ (2,006)	$ (2,154)	$ (2,125)	(2,154)	$ (2,156)	$ (2,063)
Transfers in			(29)	148	31	(93)
Balance at the end of the period			$ (2,154)	$ (2,006)	$ (2,125)	$ (2,156)